                                                      1933 Act File No. 33-43472
                                                      1940 Act File No. 811-6447

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                Pre-Effective Amendment No. .....................

             Post-Effective Amendment No. 39 .................... X

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

             Amendment No. 39 .................................... X

                     FEDERATED FIXED INCOME SECURITIES, INC.
                    (formerly, Fixed Income Securities, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

X        immediately upon filing pursuant to paragraph (b).
         on _          pursuant to paragraph (b).
         60 days after filing pursuant to paragraph (a) (i).
         On            pursuant to paragraph (a) (i).
         75 days after filing pursuant to paragraph (a)(ii).
         on_______     pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:
                          Matthew G. Mahoney, Esquire
                  Dickstein Shapiro Morin & Oshinsky, LLP
                              2101 L Street, N.W.
                             Washington, D.C. 20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

PROSPECTUS

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November 30, 2005

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INSTITUTIONAL SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax by investing primarily in a portfolio of short-term, investment-grade, tax-exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 17

How is the Fund Sold? 19

Payments to Financial Intermediaries 19

How to Purchase Shares 21

How to Redeem and Exchange Shares 23

Account and Share Information 26

Who Manages the Fund? 29

Legal Proceedings 30

Financial Information 31

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities are primarily investment grade or of comparable quality. The Fund's investment adviser (Adviser) seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to change in interest rates. The Adviser may also continue to seek to maintain a low degree of share price fluctuation and manage the Fund's average duration by investing in variable-rate demand notes as a core position in the Fund's portfolio.

The Adviser seeks higher returns than may be offered by a tax-exempt money market fund by investing in: (1) short-term securities with maturities greater than one year; (2) medium-quality securities (i.e., securities rated in the third and fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) or of comparable quality thereto); and (3) noninvestment-grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

The Fund may invest in derivative contracts to implement its strategies as more fully described herein.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax-exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Noninvestment-grade securities generally have a higher default risk than investment-grade securities.
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  Liquidity Risks. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Noninvestment- grade securities generally have less liquidity than investment grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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  Tax Risks .. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
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  Leverage Risks .. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risks of loss and potential for gain.
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  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
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  Sector Risks. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.
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  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
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  Risks of Investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.
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  Risks Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment-grade, which may be subject to greater credit, interest rate, and liquidity risks than investment-grade securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Shares total return for the nine-month period from January 1, 2005 to September 30, 2005 was 1. 33%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.64% (quarter ended March 31, 2001). Its lowest quarterly return was (0.08)% (quarter ended December 31, 2003).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), a broad based market index, and the Lipper Tax-Exempt Money Market Funds Classification Average ( LTEMMFCA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2004)

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	1 Year	Start of Performance [1]
 Institutional Shares:
Return Before Taxes	1.78%	 2. 80%
Return After Taxes on Distributions [2]	1.78%	 2. 80%
Return After Taxes on Distributions and Sale of Fund Shares [2]	1.78%	 2. 77%
LB1MB	1. 12%	 3. 09%
 LTEMMFCA	0. 56%	1. 13%
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1 The Fund's Institutional Shares start of performance date was October 24, 2000.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED MUNICIPAL ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.60%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.39%
Total Annual Fund Operating Expenses	0.99%

1 The percentages shown are based on expenses for the entire fiscal year ended September 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2005.
Total Waivers of Fund Expenses	0.64%
Total Actual Annual Fund Operating Expenses (after waivers)	0.35%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.21% for the fiscal year ended September 30, 2005.
3 Includes a shareholder service fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for record keeping services. Please see "Payments to Financial Intermediaries" herein. The Fund did not accrue or pay the 0.25% shareholder services fees/account administration fees for the fiscal year ended September 30, 2005. The Fund has no intention of accruing or paying shareholder services fees/account administration fees for the fiscal year ending September 30, 2006. If the Fund were to accrue and pay shareholder services fees/account administration fees, it could pay up to 0.25% of the average net assets of the Institutional Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$101
3 Years	$315
5 Years	$547
10 Years	$1,213

What are the Fund's Investment Strategies?

The Fund invests its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Adviser, which actively manages the Fund's portfolio, seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser may also continue to seek to maintain a low degree of share price fluctuation and manage the Fund's average duration by investing in variable-rate demand notes as a core position in the Fund's portfolio.

The Adviser seeks higher returns than may be offered by a tax-exempt money market fund by investing in: (1) securities with maturities greater than one year; (2) medium-quality securities; and (3) noninvestment-grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

The Fund invests at least 65% of its portfolio in investment-grade, tax-exempt securities. The Fund may invest the remainder of its portfolio in noninvestment- grade, tax-exempt securities. The Adviser performs a fundamental credit analysis on all tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax-exempt securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

The Fund's investments in noninvestment-grade securities will be more dependent on the Adviser's credit analysis than would be investment-grade securities, because noninvestment-grade securities, while generally offering higher yields, also involve greater risks. Consequently, in addition to the review process described above, the Adviser may, for example, visit the site that the issuer of a private activity bond is developing with the proceeds of the offering; and generally will engage in detailed discussions with the issuer regarding the offering.

Within the Fund's one-year portfolio duration goal, the Adviser may further manage interest rate risk by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

The Fund may enter into derivative contracts as hedging transactions, as more fully described herein. The Fund also may use derivative contracts to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivative contracts rather than individual securities in order to gain exposure to the municipal bond sector.

Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of its net assets are in tax-exempt securities or at least 80% of its annual interest income is exempt from federal regular income tax. This policy may not be changed without shareholder approval.

HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This also may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

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Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Advisor to be reliable, pay interest that is not subject to federal income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

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Private Activity Bonds

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Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

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The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

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Tax Increment Financing Bonds

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Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

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Municipal Mortgage-Backed Securities

Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage-backed securities generally have fixed interest rates.

PACS

PACs (planned amortization classes) are a sophisticated form of municipal mortgage-backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

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Variable-Rate Demand Instruments

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Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable-rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

Municipal Notes

Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. The Fund also invests in tax-exempt auction rate notes that are issued (without a demand feature) for a specified term, during which the interest rate may be subject to reset generally every 7, 28, or 35 days (or longer) by means of a "Dutch Auction" or similar competitive process.

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CREDIT ENHANCEMENT

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts:

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy or sell the following types of futures contracts: interest rate and index financial futures contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts, forward contracts and swaps.

Swaps

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include: interest rate swaps, cap and floors, total return swaps and credit default swaps.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risk in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, including delayed delivery transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivatives contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivatives contracts or special transactions.

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Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Noninvestment-grade securities generally have a higher default risk than investment grade securities. If an issuer defaults, the Fund will lose money.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

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TAX RISKS

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In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

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Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes. Income from the Fund may be subject to AMT.

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LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

LIQUIDITY RISKS

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Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Noninvestment-grade securities generally have less liquidity than investment-grade securities.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage-backed securities.

For example, when interest rates decline, the values of municipal mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage-backed securities.

Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall. Since rising interest rates typically result in decreased payments, this could lengthen the average lives of municipal mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.

RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES

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Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

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If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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The required minimum initial investment for Fund Shares is $250,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $250,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Class A Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to individuals, directly or through financial intermediaries. The Fund may not be a suitable investment for retirement plans.

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Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. The Fund did not accrue or pay the 0.25% shareholder services fees for the fiscal year ended September 30, 2005. The Fund has no intention of accruing or paying shareholder services fees for the fiscal year ending September 30, 2006. If the Fund were to accrue and pay shareholder services fees, it could pay up to 0.25% of the average net assets of the Institutional Shares. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. The Fund did not accrue or pay the 0.25% account administration fees for the fiscal year ended September 30, 2005. The Fund has no intention of accruing or paying account administration fees for the fiscal year ending September 30, 2006. If the Fund were to accrue and pay account administration fees, it could pay up to 0.25% of the average net assets of the Institutional Shares. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem or exchange Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ;
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com . A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, portfolio profile statistics (such as weighted average effective maturity and weighted average effective duration), a percentage breakdown of the portfolio by credit quality and recent purchase and sale transactions.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated September 30, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund's Institutional Shares is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending September 30, 2005. Deloitte & Touche LLP was the Fund's independent registered accounting firm for the year ended September 30, 2004.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)1

	Year Ended September 30,					Period Ended
	2005 [2]	2004	2003	2002		9/30/2001	[3]
Net Asset Value, Beginning of Period	$10.10	$10.15	$10.10	$10.05		$10.00
Income From Investment Operations:
Net investment income	0.24	0.17	0.19	0.25	[4]	0.41
Net realized and unrealized gain (loss) on investments	(0.05)	(0.05)	0.05	0.05	[4]	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.12	0.24	0.30		0.46
Less Distributions:
Distributions from net investment income	(0.24)	(0.17)	(0.19)	(0.25)		(0.41)
Net Asset Value, End of Period	$10.05	$10.10	$10.15	$10.10		$10.05
Total Return [5]	1.88%	1.20%	2.43%	2.99%		4.65%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%		0.10	% [6]
Net investment income	2.31%	1.69%	1.87%	2.39	% [4]	3.70	% [6]
Expense waiver/reimbursement [7]	0.39%	0.39%	0.38%	0.41%		1.08	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$282,472	$468,411	$495,239	$323,260		$83,180
Portfolio turnover	55%	69%	49%	32%		13%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

4 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual report, dated September 30, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated November 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-6447

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P858

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25680 (11/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

PROSPECTUS

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November 30, 2005

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CLASS A SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax by investing primarily in a portfolio of short-term, investment-grade, tax-exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 16

How is the Fund Sold? 21

Payments to Financial Intermediaries 21

How to Purchase Shares 24

How to Redeem and Exchange Shares 25

Account and Share Information 28

Who Manages the Fund? 31

Legal Proceedings 32

Financial Information 33

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities are primarily investment grade or of comparable quality. The Fund's investment adviser (Adviser) seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to change in interest rates. The Adviser may also continue to seek to maintain a low degree of share price fluctuation and manage the Fund's average duration by investing in variable rate demand notes as a core position in the Fund's portfolio.

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The Adviser seeks higher returns than may be offered by a tax exempt money market fund by investing in: (1) short-term securities with maturities greater than one year; (2) medium quality securities (i.e., securities rated in the third and fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) or of comparable quality thereto); and (3) noninvestment-grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

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The Fund may invest in derivative contracts to implement its strategies as more fully described herein.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of tax-exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Non-investment-grade securities generally have a higher default risk than investment-grade securities.
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  Liquidity Risks. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Noninvestment-grade securities generally have less liquidity than investment grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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  Tax Risks .. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
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  Leverage Risks .. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risks of loss and potential for gain.
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  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
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  Sector Risks. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.
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  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
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  Risks of Investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.
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  Risks Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment-grade, which may be subject to greater credit, interest rate, and liquidity risks than investment-grade securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The bar chart and performance table below reflect historical performance data for the Fund's Institutional Service Shares, which were changed to Class A Shares effective February 14, 2003. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The Fund's Class A Shares are subject to maximum front-end sales charge of 2.00%. The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. The total returns shown in the bar chart above, which is based upon net asset value, would have been lower if the front-end sales charge had been included.

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The Fund's Class A Shares total return for the nine-month period from January 1, 2005 to September 30, 2005 was 1. 04%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 1.55% (quarter ended March 31, 2001). Its lowest quarterly return was (0. 18)% (quarter ended December 31, 2003).

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Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), a broad based market index, and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2004)

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	1 Year	Start of Performance [1]
 Class A Shares:
Return Before Taxes	(0. 64)%	 1. 89%
Return After Taxes on Distributions [2]	(0. 64)%	 1. 89%
Return After Taxes on Distributions and Sale of Fund Shares [2]	0. 04%	 1. 92%
LB1MB	1. 12%	 3. 09%
 LTEMMFCA	0. 56%	1. 13%

1 The Fund's Class A Shares start of performance date was October 24, 2000. The Fund's Institutional Service Shares were changed to Class A Shares effective February 14, 2003.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED MUNICIPAL ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.60%
Distribution (12b-1) Fee [3]	0.25%
Other Expenses [4]	0.39%
Total Annual Fund Operating Expenses	1.24%

1 The percentages shown are based on expenses for the entire fiscal year ended September 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2005.
Total Waivers of Fund Expenses	0.44%
Total Actual Annual Fund Operating Expenses (after waivers)	0.80%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.21% for the fiscal year ended September 30, 2005.
3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after voluntary waiver) was 0.20% for the fiscal year ended September 30, 2005.
4 Includes a shareholder service fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a record keeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$324
3 Years	$586
5 Years	$867
10 Years	$1,670

What are the Fund's Investment Strategies?

The Fund invests its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Adviser, which actively manages the Fund's portfolio, seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser may also continue to seek to maintain a low degree of share price fluctuation and manage the Fund's average duration by investing in variable rate demand notes as a core position in the Fund's portfolio.

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The Adviser seeks higher returns than may be offered by a tax-exempt money market fund by investing in: (1) securities with maturities greater than one year; (2) medium-quality securities; and (3) noninvestment-grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

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The Fund invests at least 65% of its portfolio in investment-grade tax exempt securities. The Fund may invest the remainder of its portfolio in noninvestment grade, tax-exempt securities. The Adviser performs a fundamental credit analysis on all tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax-exempt securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

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The Fund's investments in noninvestment-grade securities will be more dependent on the Adviser's credit analysis than would be investment-grade securities, because noninvestment-grade securities, while generally offering higher yields, also involve greater risks. Consequently, in addition to the review process described above, the Adviser may, for example, visit the site that the issuer of a private activity bond is developing with the proceeds of the offering; and generally will engage in detailed discussions with the issuer regarding the offering.

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Within the Fund's one-year portfolio duration goal, the Adviser may further manage interest rate risk by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

The Fund may enter into derivative contracts as hedging transactions, as more fully described herein. The Fund also may use derivative contracts to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivative contracts rather than individual securities in order to gain exposure to the municipal bond sector.

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Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of its net assets are in tax-exempt securities or at least 80% of its annual interest income is exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This also may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

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TAX-EXEMPT SECURITIES

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Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

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General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

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Tax Increment Financing Bonds

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Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

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Municipal Mortgage-Backed Securities

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Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage-backed securities generally have fixed interest rates.

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PACS

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PACs (planned amortization classes) are a sophisticated form of municipal mortgage-backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

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Variable-Rate Demand Instruments

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Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable-rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

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Municipal Notes

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Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. The Fund also invests in tax-exempt auction rate notes that are issued (without a demand feature) for a specified term, during which the interest rate may be subject to reset generally every 7, 28, or 35 days (or longer) by means of a "Dutch Auction" or similar competitive process.

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CREDIT ENHANCEMENT

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

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DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: interest rate and index financial futures contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts, forward contracts and swaps.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include: interest rate swaps, cap and floors, total return swaps and credit default swaps.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risk in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, including delayed delivery transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivatives contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivatives contracts or special transactions.

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Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Noninvestment-grade securities generally have a higher default risk than investment grade securities. If an issuer defaults, the Fund will lose money.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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CALL RISKS

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Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

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If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

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TAX RISKS

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In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

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Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

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The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes. Income from the Fund may be subject to AMT.

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LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

LIQUIDITY RISKS

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Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Non-investment-grade securities generally have less liquidity than investment-grade securities.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage-backed securities.

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For example, when interest rates decline, the values of municipal mortgage -backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage-backed securities.

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Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall. Since rising interest rates typically result in decreased payments, this could lengthen the average lives of municipal mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

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RISKS OF INVESTING IN DERIVATIVES CONTRACTS

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.

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RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES

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Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

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If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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Shares Offered	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
		Front-End Sales Charge [2]	Contingent Deferred Sales Charge
Class A	$1,500/$100	2.00%	None
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1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

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The Fund also offers by separate prospectus an additional class of shares (Institutional Shares) which may be preferable for investors purchasing $250,000 or more. For more information concerning the additional Share class, contact your financial intermediary or call 1-800-341-7400.

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SALES CHARGE WHEN YOU PURCHASE

The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below.

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.75%	1.78%
$100,000 but less than $250,000	1.50%	1.52%
$250,000 or greater	0.00%	0.00%

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the table above. You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs ), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

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Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;
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Concurrent and Accumulated Purchases

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or
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Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months. ( Call your financial intermediary or the Fund for more information .) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
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  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) ;
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  as a Director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals ; or
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  pursuant to the exchange privilege.
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The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

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How is the Fund Sold?

The Fund offers two Share classes: Institutional Shares and Class A Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to individuals, directly or through financial intermediaries. The Fund may not be a suitable investment for retirement plans. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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FRONT-END SALES CHARGE REALLOWANCES

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The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

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When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:

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Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $50,000	2.00%
$50,000 but less than $100,000	1.75%
$100,000 but less than $250,000	1.50%
$250,000 or greater	0.00%
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ADVANCE COMMISSIONS

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When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:

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Class A Shares (for purchases over $1 million)
Purchase Amount	Advance Commission as a Percentage of Public Offering Price
First $1 million - $5 million	0.75%
Next $5 million - $20 million	0.50%
Over $20 million	0.25%
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Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

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Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, portfolio profile statistics (such as weighted average effective maturity and weighted average effective duration), a percentage breakdown of the portfolio by credit quality and recent purchase and sale transactions.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated September 30, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund's Class A Shares is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending September 30, 2005. Deloitte & Touche LLP was the Fund's independent registered accounting firm for the year ended September 30, 2004.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)1

	Year Ended September 30,					Period Ended
	2005 [2]	2004	2003	2002		9/30/2001	[3]
Net Asset Value, Beginning of Period	$10.10	$10.15	$10.10	$10.05		$10.00
Income From Investment Operations:
Net investment income	0.19	0.13	0.15	0.20	[4]	0.40
Net realized and unrealized gain (loss) on investments	(0.05)	(0.05)	0.05	0.05	[4]	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.08	0.20	0.25		0.45
Less Distributions:
Distributions from net investment income	(0.19)	(0.13)	(0.15)	(0.20)		(0.40)
Net Asset Value, End of Period	$10.05	$10.10	$10.15	$10.10		$10.05
Total Return [5]	1.42%	0.75%	1.97%	2.56%		4.31%

Ratios to Average Net Assets:
Net expenses	0.80%	0.80%	0.80%	0.78%		0.45	% [6]
Net investment income	1.86%	1.23%	1.39%	1.98	% [4]	3.47	% [6]
Expense waiver/reimbursement [7]	0.44%	0.44%	0.43%	0.48%		1.23	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$230,669	$341,469	$498,387	$327,396		$115,016
Portfolio turnover	55%	69%	49%	32%		13%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

4 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated September 30, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated November 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report , Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-6447

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Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P866

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25681 (11/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

FEDERATED MUNICIPAL ULTRASHORT FUND
A Portfolio of Federated Fixed Income Securities, Inc.

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 30, 2005

INSTITUTIONAL SHARES
CLASS A SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for Federated Municipal Ultrashort
Fund (Fund), dated November 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

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[graphic omitted] [graphic omitted]

 CONTENTS

            How is the Fund Organized?.......................1
            --------------------------------------------------
            Securities in Which the Fund Invests.............1
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            What Do Shares Cost?.............................6
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            How is the Fund Sold?............................6
            --------------------------------------------------
            Subaccounting Services...........................6
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            Redemption in Kind                               6
            ------------------
            Account and Share Information....................6
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            Tax Information..................................6
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            Who Manages and Provides Services to the
            -----------------------------------------
            Fund?............................................6
            --------------------------------------------------
            How Does the Fund Measure Performance?...........6
            --------------------------------------------------
            Who is Federated Investors, Inc.?................6
            --------------------------------------------------
            Financial Information............................6
            --------------------------------------------------
            Investment Ratings...............................6
            --------------------------------------------------
            Addresses.........................................
            --------------------------------------------------
            Appendix..........................................
            --------------------------------------------------

[graphic omitted]

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Fixed Income Securities,
Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on
October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Directors (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Class A Shares (Shares). This SAI
relates to both classes of Shares. The Fund's investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

The principal securities in which the Fund invests are discussed in the
Fund's prospectus. In pursuing its investment strategy, the Fund may also invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities, in addition to those listed in the prospectus, in which the Fund may invest.

INVERSE FLOATERS
An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes
up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.
  The Fund may invest in securities supported by pools of municipal leases.
The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
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ASSET BACKED SECURITIES
Asset backed securities are payable from pools of obligations other than mortgages.  Most asset backed securities involve consumer or commercial debts with maturities of less than ten years.  However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security.  Asset backed securities may take the form of commercial paper, notes, or pass through certificates.  Asset backed securities have prepayment risks.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies with like investment objectives, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. Therefore, any such investment by the Fund may be subject to duplicate expenses.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.  The Fund may also invest in such securities directly.
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Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts
(such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.
Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Futures contracts traded OTC are frequently referred to as forward contracts.
The Fund may buy or sell the following types of contracts: interest rate and index financial futures contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses
(or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:
|X|   Buy call options on indices, individual securities, index futures and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and
|X|   Write call options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:
|X|   Buy put options on indices, individual securities, index futures and financial futures in anticipation of a decrease in the value of the underlying asset; and
|X|   Write put options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
The Fund may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars.
Common swap agreements that the Fund may use include:
INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offer Rate
(LIBOR) swap would require one party to pay the equivalent of the LIBOR rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on
$10 million principal amount.
TOTAL RATE OF RETURN SWAPS
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.
CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.
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CREDIT DEFAULT SWAPS
A credit default swap is an agreement between two parties (the
"Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection Seller"), provided that no designated event of default (an "Event of Default") occurs on an underlying bond, either individually or as part of a portfolio (or
"basket") of bonds, (the "Reference Bond"). If an Event of Default occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Bond in exchange for the Reference Bond or another similar bond issued by the issuer of the Reference Bond (the
"Deliverable Bond"). The Counterparties agree to the characteristics of the
Deliverable Bond at the time that they enter into the CDS. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, the Fund will enter into a CDS for hedging purposes (as
Protection Buyer) or to generate additional income (as Protection Seller). If the Fund is a Protection Buyer and no Event of Default occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of Default occurs, the
Fund (as Protection Buyer) will deliver the Deliverable Bond and receive a payment equal to the full notional value of the Reference Bond, even though the Reference Bond may have little or no value. If the Fund is the Protection
Seller and no Event of Default occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if an Event of Default occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Bond and receive the Deliverable Bond from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Bond. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference
Bond and the Counterparty to the CDS.

Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a bond or a portfolio of bonds. The purchaser of the
CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the
Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default
(an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event")
or (ii) the value of the Reference Bond or some other settlement amount agreed to in advance by the Note Issuer and the Note Purchaser, if an Event
of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.  Typically, the Reference Bond is a corporate bond, however, any type of fixed income security could be used as the Reference
Bond.

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Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.
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SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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TEMPORARY DEFENSIVE INVESTMENTS
The Fund may make temporary defensive investments in the following taxable securities (in addition to taxable repurchase agreement and reverse repurchase agreement investments):
Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States.
Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.
Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits.  For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Student Loan Marketing
System, and Tennessee Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.  These include the Farm Credit System, Financing Corporation, and
Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.  Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.
Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.
COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
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INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Tax Risks
In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.
  The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the
Fund may receive payments that are treated as ordinary income for federal income tax purposes.
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Liquidity Risks
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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. Noninvestment-grade securities generally have less liquidity than investment grade securities.
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Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds that amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.
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Prepayment Risks
Like municipal mortgage backed securities, asset backed securities (including fixed income or tax-exempt securities that are pooled or collateralized) may be subject to prepayment risks and the possibility that interest and other payments may not be made. Such investments also may be subject to interest rate, credit and other risks described in the Fund's prospectus and this SAI.

Risks of Investing in Derivative Contracts
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.
Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this SAI, such as interest rate, credit, liquidity and leverage risks.
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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax. Under normal circumstances, the Fund will invest so that at least 80% of its net assets are in tax exempt securities or at least 80% of its annual interest income is exempt from federal regular income tax. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. The investment objective and policies may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the
Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the
Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
  For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be
"cash items." For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

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o     for mortgage-backed securities, based on the aggregate investment value at the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o     for other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and


o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

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RULE 12b-1 PLAN (CLASS A SHARES)
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As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of
Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule
12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.


The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell;
the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis;
payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended September 30:

                        2005                              2004                                2003
            Total Sales                       Total Sales                         Total Sales          Amount
              Charges          Amount           Charges          Amount             Charges           Retained
                              Retained                          Retained
Class A       $32,252          $4,665           $46,618          $1,128             $88,006             $318
Shares

SUBACCOUNTING SERVICES
------------------------------------------------------------------------------

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

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As of November 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:
Charles Schwab & Co., Inc., San Francisco, CA, owned approximately
1,936,509 Shares (7.21%); Hibspec, Milwaukee, WI, owned approximately
2,917,886 Shares (10.86%) and Specralink, Boulder, CO, owned approximately
1,522,030 Shares (5.66%).

As of November 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Citigroup
Global Markets, Inc, New York, NY 10001, owned approximately 1,007,572 Shares
(5.04%); Pershing LLP, Jersey City, NJ, owned approximately 2,710,316 Shares
(13.55%); Telapex, Inc., Jackson, MS 39201, owned approximately 1,080,780
Shares (5.40%); Jettson Limited Partnership, Encino, CA 91436, owned approximately 1,654,532 Shares (8.27%) and LPL Financial Services, San Diego,
CA 92121, owned approximately 1,009,119 Shares (5.05%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the
Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

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BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of
December 31, 2004, the Corporation comprised three portfolios, and the
Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated
Fund Complex and serves for an indefinite term.

As of November 1, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

          Name
       Birth Date
         Address
   Positions Held with                                                  Aggregate          Total
       Corporation             Principal Occupation(s) for Past       Compensation      Compensation
   Date Service Began                     Five Years,                   From Fund           From
                                 Other Directorships Held and         (past fiscal    Corporation and
                                     Previous Position(s)                 year)        Federated Fund
                                                                                          Complex
                                                                                       (past calendar
                                                                                           year)
John F. Donahue*              Principal Occupations: Chairman              $0                $0
Birth Date: July 28, 1924     and Director or Trustee of the
CHAIRMAN AND DIRECTOR         Federated Fund Complex; Chairman
Began serving: October        and Director, Federated Investors,
1991                          Inc.

                              Previous Positions: Trustee,
                              Federated Investment Management
                              Company and Chairman and Director,
                              Federated Investment Counseling.

J. Christopher Donahue*       Principal Occupations: Principal             $0                $0
Birth Date: April 11,         Executive Officer and President of
1949                          the Federated Fund Complex;
PRESIDENT AND DIRECTOR        Director or Trustee of some of the
Began serving: January        Funds in the Federated Fund
2000                          Complex; President, Chief
                              Executive Officer and Director,
                              Federated Investors, Inc.;
                              Chairman and Trustee, Federated
                              Investment Management Company;
                              Trustee, Federated Investment
                              Counseling; Chairman and Director,
                              Federated Global Investment
                              Management Corp.; Chairman,
                              Federated Equity Management
                              Company of Pennsylvania, Passport
                              Research, Ltd. and Passport
                              Research II, Ltd.; Trustee,
                              Federated Shareholder Services
                              Company; Director, Federated
                              Services Company.

                              Previous Positions: President,
                              Federated Investment Counseling;
                              President and Chief Executive
                              Officer, Federated Investment
                              Management Company, Federated
                              Global Investment Management Corp.
                              and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*      Principal Occupations: Director or         $879.99          $148,500
Birth Date: October 11,       Trustee of the Federated Fund
1932                          Complex; Professor of Medicine,
3471 Fifth Avenue             University of Pittsburgh; Medical
Suite 1111                    Director, University of Pittsburgh
Pittsburgh, PA                Medical Center Downtown;
DIRECTOR                      Hematologist, Oncologist and
Began serving: October        Internist, University of
1991                          Pittsburgh Medical Center.

                              Other Directorships Held: Member,
                              National Board of Trustees,
                              Leukemia Society of America.

                              Previous Positions: Trustee,
                              University of Pittsburgh;
                              Director, University of Pittsburgh
                              Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

          Name
       Birth Date                                                       Aggregate          Total
         Address               Principal Occupation(s) for Past       Compensation      Compensation
   Positions Held with                    Five Years,                   From Fund           From
       Corporation               Other Directorships Held and         (past fiscal    Corporation and
   Date Service Began                Previous Position(s)                 year)        Federated Fund
                                                                                          Complex
                                                                                       (past calendar
                                                                                           year)
Thomas G. Bigley              Principal Occupation: Director or          $967.99          $163,350
Birth Date: February 3,       Trustee of the Federated Fund
1934                          Complex.
15 Old Timber Trail
Pittsburgh, PA                Other Directorships Held:
DIRECTOR                      Director, Member of Executive
Began serving: November       Committee, Children's Hospital of
1994                          Pittsburgh; Director, University
                              of Pittsburgh.

                              Previous Position: Senior Partner,
                              Ernst & Young LLP.

John T. Conroy, Jr.           Principal Occupations: Director or         $967.99          $163,350
Birth Date: June 23, 1937     Trustee of the Federated Fund
Investment Properties         Complex; Chairman of the Board,
Corporation                   Investment Properties Corporation;
3838 North Tamiami Trail      Partner or Trustee in private real
Suite 402                     estate ventures in Southwest
Naples, FL                    Florida.
DIRECTOR
Began serving: October        Previous Positions: President,
1991                          Investment Properties Corporation;
                              Senior Vice President, John R.
                              Wood and Associates, Inc.,
                              Realtors; President, Naples
                              Property Management, Inc. and
                              Northgate Village Development
                              Corporation.

Nicholas P. Constantakis      Principal Occupation: Director or          $967.99          $163,350
Birth Date: September 3,      Trustee of the Federated Fund
1939                          Complex.
175 Woodshire Drive
Pittsburgh, PA                Other Directorships Held: Director
DIRECTOR                      and Member of the Audit Committee,
Began serving: February       Michael Baker Corporation
1998                          (engineering and energy services
                              worldwide).

                              Previous Position: Partner,
                              Andersen Worldwide SC.

John F. Cunningham            Principal Occupation: Director or          $879.99          $148,500
Birth Date: March 5, 1943     Trustee of the Federated Fund
353 El Brillo Way             Complex.
Palm Beach, FL
DIRECTOR                      Other Directorships Held:
Began serving: January        Chairman, President and Chief
1999                          Executive Officer, Cunningham
                              & Co., Inc. (strategic
                              business consulting); Trustee
                              Associate, Boston College.

                              Previous Positions: Director,
                              Redgate Communications and EMC
                              Corporation (computer storage
                              systems); Chairman of the Board
                              and Chief Executive Officer,
                              Computer Consoles, Inc.; President
                              and Chief Operating Officer, Wang
                              Laboratories; Director, First
                              National Bank of Boston; Director,
                              Apollo Computer, Inc.

Peter E. Madden               Principal Occupation: Director or          $879.99          $148,500
Birth Date: March 16,         Trustee of the Federated Fund
1942                          Complex.
One Royal Palm Way
100 Royal Palm Way            Other Directorships Held: Board of
Palm Beach, FL                Overseers, Babson College.
DIRECTOR
Began serving: October        Previous Positions:
1991                          Representative, Commonwealth of
                              Massachusetts General Court;
                              President, State Street Bank and
                              Trust Company and State Street
                              Corporation (retired); Director,
                              VISA USA and VISA International;
                              Chairman and Director,
                              Massachusetts Bankers Association;
                              Director, Depository Trust
                              Corporation; Director, The Boston
                              Stock Exchange.

Charles F. Mansfield, Jr.     Principal Occupations: Director or         $967.99          $163,350
Birth Date: April 10,         Trustee of the Federated Fund
1945                          Complex; Management Consultant;
80 South Road                 Executive Vice President, DVC
Westhampton Beach, NY         Group, Inc. (marketing,
DIRECTOR                      communications and technology)
Began serving: January        (prior to 9/1/00).
1999
                              Previous Positions: Chief
                              Executive Officer, PBTC
                              International Bank; Partner,
                              Arthur Young & Company (now
                              Ernst & Young LLP); Chief
                              Financial Officer of Retail
                              Banking Sector, Chase Manhattan
                              Bank; Senior Vice President, HSBC
                              Bank USA (formerly, Marine Midland
                              Bank); Vice President, Citibank;
                              Assistant Professor of Banking and
                              Finance, Frank G. Zarb School of
                              Business, Hofstra University.

John E. Murray, Jr.,          Principal Occupations: Director or        $1,056.00         $178,200
J.D., S.J.D.                  Trustee of the Federated Fund
Birth Date: December 20,      Complex; Chancellor and Law
1932                          Professor, Duquesne University;
Chancellor, Duquesne          Partner, Murray, Hogue &
University                    Lannis.
Pittsburgh, PA
DIRECTOR                      Other Directorships Held:
Began serving: February       Director, Michael Baker Corp.
1995                          (engineering, construction,
                              operations and technical services).

                              Previous Positions: President,
                              Duquesne University; Dean and
                              Professor of Law, University of
                              Pittsburgh School of Law; Dean and
                              Professor of Law, Villanova
                              University School of Law.

Marjorie P. Smuts             Principal Occupations:  Director          $879.990          $148,500
Birth Date: June 21, 1935     or Trustee of the Federated Fund
4905 Bayard Street            Complex; Public
Pittsburgh, PA                Relations/Marketing
DIRECTOR                      Consultant/Conference Coordinator.
Began serving: October
1991                          Previous Positions: National
                              Spokesperson, Aluminum Company of
                              America; television producer;
                              President, Marj Palmer Assoc.;
                              Owner, Scandia Bord.

John S. Walsh                 Principal Occupations:  Director           $879.99          $148,500
Birth Date: November 28,      or Trustee of the Federated Fund
1957                          Complex; President and Director,
2604 William Drive            Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                construction temporary heaters);
DIRECTOR                      President and Director,
Began serving: January        Manufacturers Products, Inc.
1999                          (distributor of portable
                              construction heaters); President,
                              Portable Heater Parts, a division
                              of Manufacturers Products, Inc.

                              Previous Position: Vice President,
                              Walsh & Kelly, Inc.

OFFICERS**
------------------------------------------------------------------------------

              Name
           Birth Date
             Address
 Positions Held with Corporation
---------------------------------    Principal Occupation(s) and Previous Position(s)
       Date Service Began
John W. McGonigle                Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938     Secretary of the Federated Fund Complex; Vice Chairman,
EXECUTIVE VICE PRESIDENT AND     Executive Vice President, Secretary and Director,
SECRETARY                        Federated Investors, Inc.
Began serving: November 1991
                                 Previous Positions: Trustee, Federated Investment
                                 Management Company and Federated Investment Counseling;
                                 Director, Federated Global Investment Management Corp.,
                                 Federated Services Company and Federated Securities Corp.

Richard J. Thomas                Principal Occupations: Principal Financial Officer and
Birth Date: June 17, 1954        Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                        President, Federated Administrative Services.
Began serving: November 1998
                                 Previous Positions: Vice President, Federated
                                 Administrative Services; held various management
                                 positions within Funds Financial Services Division of
                                 Federated Investors, Inc.

Richard B. Fisher                Principal Occupations: Vice Chairman or Vice President
Birth Date: May 17, 1923         of some of the Funds in the Federated Fund Complex; Vice
VICE CHAIRMAN                    Chairman, Federated Investors, Inc.; Chairman, Federated
Began serving: August 2002       Securities Corp.

                                 Previous Positions: President and Director or Trustee of
                                 some of the Funds in the Federated Fund Complex;
                                 Executive Vice President, Federated Investors, Inc. and
                                 Director and Chief Executive Officer, Federated
                                 Securities Corp.

Robert J. Ostrowski              Principal Occupations:  Robert J. Ostrowski joined
Birth Date: April 26, 1963       Federated in 1987 as an Investment Analyst and became a
CHIEF INVESTMENT OFFICER         Portfolio Manager in 1990. He was named Chief Investment
Began serving: May 2004          Officer of taxable fixed income products in 2004 and
                                 also serves as a Senior Portfolio Manager. He has been a
                                 Senior Vice President of the Fund's Adviser since 1997.
                                 Mr. Ostrowski is a Chartered Financial Analyst. He
                                 received his M.S. in Industrial Administration from
                                 Carnegie Mellon University.
                                 ---------------------------------------------------------

Mary Jo Ochson                   Principal Occupations:  Ms. Ochson was named Chief
Birth Date: September 12, 1953   Investment Officer of tax-exempt fixed income products
CHIEF INVESTMENT OFFICER         in 2004 and is a Vice President of the Corporation. She
Began serving: May 2004          joined Federated in 1982 and has been a Senior Portfolio
                                 Manager and a Senior Vice President of the Fund's
                                 Adviser since 1996.  Ms. Ochson is a Chartered Financial
                                 Analyst and received her M.B.A. in Finance from the
                                 University of Pittsburgh.

Joseph M. Balestrino             Joseph M. Balestrino is Vice President of the
Birth Date: November 3, 1954     Corporation. Mr. Balestrino joined Federated in 1986 and
VICE PRESIDENT                   has been a Senior Portfolio Manager and Senior Vice
Began serving: November 1998     President of the Fund's Adviser since 1998. He was a
                                 Portfolio Manager and a Vice President of the Fund's
                                 Adviser from 1995 to 1998. Mr. Balestrino served as a
                                 Portfolio Manager and an Assistant Vice President of the
                                 Adviser from 1993 to 1995. Mr. Balestrino is a Chartered
                                 Financial Analyst and received his Master's Degree in
                                 Urban and Regional Planning from the University of
                                 Pittsburgh.

Jeff A. Kozemchak                Jeff A. Kozemchak has been the Fund's Portfolio Manager
Birth Date: January 15, 1960     since October 2000. He is Vice President of the
VICE PRESIDENT                   Corporation. Mr. Kozemchak joined Federated in 1987 and
Began serving: November 1998     has been a Senior Portfolio Manager since 1996 and a
                                 Senior Vice President of the Fund's Adviser since 1999.
                                 He was a Portfolio Manager until 1996 and a Vice
                                 President of the Fund's Adviser from 1993 to 1998. Mr.
                                 Kozemchak is a Chartered Financial Analyst and received
                                 his M.S. in Industrial Administration from Carnegie
                                 Mellon University in 1987.
**    Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                          Meetings Held
   Board            Committee                                                              During Last
 Committee           Members                         Committee Functions                   Fiscal Year
Executive      John F. Donahue          In between meetings of the full Board, the             Six
               John E. Murray,          Executive Committee generally may exercise
               Jr., J.D., S.J.D.        all the powers of the full Board in the
                                        management and direction of the business and
                                        conduct of the affairs of the Corporation in
                                        such manner as the Executive Committee shall
                                        deem to be in the best interests of the
                                        Corporation.  However, the Executive
                                        Committee cannot elect or remove Board
                                        members, increase or decrease the number of
                                        Directors, elect or remove any Officer,
                                        declare dividends, issue shares or recommend
                                        to shareholders any action requiring
                                        shareholder approval.

Audit          Thomas G. Bigley         The purposes of the Audit Committee are to             Nine
               John T. Conroy, Jr.      oversee the accounting and financial
               Nicholas P.              reporting process of the Fund, the Fund`s
               Constantakis             internal control over financial reporting,
               Charles F.               and the quality, integrity and independent
               Mansfield, Jr.           audit of the Fund`s financial statements.
                                        The Committee also oversees or assists the
                                        Board with the oversight of compliance with
                                        legal requirements relating to those
                                        matters, approves the engagement and reviews
                                        the qualifications, independence and
                                        performance of the Fund`s independent
                                        registered public accounting firm, acts as a
                                        liaison between the independent registered
                                        public accounting firm and the Board and
                                        reviews the Fund`s internal audit function.

Nominating     Thomas G. Bigley         The Nominating Committee, whose members                One
               John T. Conroy, Jr.      consist of all Independent Directors,
               Nicholas P.              selects and nominates persons for election
               Constantakis             to the Fund's Board when vacancies occur.
               John F. Cunningham       The Committee will consider candidates
               Peter E. Madden          recommended by shareholders, Independent
               Charles F.               Directors, officers or employees of any of
               Mansfield, Jr.           the Fund`s agents or service providers and
               John E. Murray, Jr.      counsel to the Fund. Any shareholder who
               Marjorie P. Smuts        desires to have an individual considered for
               John S. Walsh            nomination by the Committee must submit a
                                        recommendation in writing to the Secretary
                                        of the Fund, at the Fund's address appearing
                                        on the back cover of this Statement of
                                        Additional Information. The recommendation
                                        should include the name and address of both
                                        the shareholder and the candidate and
                                        detailed information concerning the
                                        candidate's qualifications and experience.
                                        In identifying and evaluating candidates for
                                        consideration, the Committee shall consider
                                        such factors as it deems appropriate.  Those
                                        factors will ordinarily include:  integrity,
                                        intelligence, collegiality, judgment,
                                        diversity, skill, business and other
                                        experience, qualification as an "Independent
                                        Director," the existence of material
                                        relationships which may create the
                                        appearance of a lack of independence,
                                        financial or accounting knowledge and
                                        experience, and dedication and willingness
                                        to devote the time and attention necessary
                                        to fulfill Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------
                                                                          Aggregate
                                                                       Dollar Range of
                                       Dollar Range of                 Shares Owned in
        Interested                      Shares Owned                 Federated Family of
     Board Member Name             in Federated Municipal            Investment Companies
                                       Ultrashort Fund
John F. Donahue                             None                        Over $100,000
J. Christopher Donahue                      None                        Over $100,000
Lawrence D. Ellis, M.D.                     None                        Over $100,000

Independent
Board Member Name
Thomas G. Bigley                            None                        Over $100,000
John T. Conroy, Jr.                         None                        Over $100,000
Nicholas P. Constantakis                    None                        Over $100,000
John F. Cunningham                          None                        Over $100,000
Peter E. Madden                             None                        Over $100,000
Charles F. Mansfield, Jr.                   None                        Over $100,000
John E. Murray, Jr., J.D.,                  None                        Over $100,000
S.J.D.
Marjorie P. Smuts                           None                        Over $100,000
John S. Walsh                               None                        Over $100,000

INVESTMENT ADVISER
------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Portfolio Manager Information

The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.

                                       -----------------------------------------

      Other Accounts Managed by         Total Number of Other Accounts Managed
                                                   / Total Assets*
            Jeff Kozemchak

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Registered Investment Companies          12 funds / $ 7,628.15 million
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Other Pooled Investment Vehicles                       0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Other Accounts                                0
--------------------------------------------------------------------------------

*  None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  None.

Jeff Kozemchak is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.
The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated
Investors, Inc. (Federated).  There are four weighted performance categories in the Balanced Scorecard.  Investment Product Performance ("IPP") is the
predominant factor.  Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and
Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager's role to determine the annual incentive payment.

IPP is calculated based on 1, 3, and 5 calendar year pre-tax gross income return versus the designated peer group of comparable funds.  These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  As noted
above, Mr. Kozemchak is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.
The Balanced Scorecard IPP score is calculated with an equal weighting of each account managed by the portfolio manager.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

In addition, Jeff Kozemchak was awarded a grant of restricted Federated stock.  Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Adviser has structured the portfolio manager's compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the
Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the
Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an Interested
Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser
(or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to FederatedInvestors.com; select "Products;" select the Fund;
then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at
www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day)
after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, portfolio profile statistics (such as weighted average effective maturity and weighted average effective duration), a percentage breakdown of the portfolio by credit quality and recent purchase and sale transactions.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products"
section, and from the Fund's page click on the "Portfolio Holdings" or
"Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on
"Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the
Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance
Officer of the Fund.  The President of the Adviser and the Chief Compliance
Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all
Federated funds as specified below:

                                       Average Aggregate Daily
Maximum Administrative Fee        Net Assets of the Federated Funds
       0.150 of 1%                     on the first $5 billion
       0.125 of 1%                     on the next $5 billion
       0.100 of 1%                     on the next $10 billion
       0.075 of 1%                   on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

--------------------------           2005                   2004               2003
For the Year Ended
September 30
Advisory Fee Earned               $3,964,362             $5,655,324         $4,758,405
Advisory Fee Reduction            $2,571,188             $3,068,032         $2,992,778
Administrative Fee                 $503,474               $717,392           $596,387
12b-1 Fee:
 Class A Shares                    $582,909                  --                 --
Shareholder Services Fee:
  Institutional Shares                --                     --                 --
  Class A Shares                   $725,280                  --                 --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
------------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and Start of Performance periods ended September 30, 2005.

Yield and Tax-Equivalent Yield are given for the 30-day period ended
September 30, 2005.

                                                                           Start of
                                                                        Performance on
                               30-Day Period           1 Year             10/24/2000
Institutional Shares:
Total Return
  Before Taxes                      N/A                1.88%                2.66%
  After Taxes on                    N/A                1.88%                2.66%
  Distributions
  After Taxes on
  Distributions and Sale            N/A                2.05%                2.64%
  of Shares
Yield                              2.78%                N/A                  N/A
Tax-Equivalent Yield               4.28%                N/A                  N/A

------------------------------------------------------------------------------

                                                                           Start of
                                                                        Performance on
                               30-Day Period           1 Year             10/24/2000
Class A Shares:
Total Return
  Before Taxes                      N/A               (0.65)%               1.81%
  After Taxes on                    N/A               (0.65)%               1.81%
  Distributions
  After Taxes on
  Distributions and Sale            N/A                0.24%                1.86%
  of Shares
Yield                             2.28 %                N/A                  N/A
Tax-Equivalent Yield               3.51                 N/A                  N/A
1     Effective February 14, 2003, the Fund's Institutional Service Shares
       were changed to Class A Shares.
------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                               Taxable Yield Equivalent for 2005 Multistate Municipal Fund
   Tax Bracket:
     Federal              10.00%          15.00%             25.00%            28.00%           33.00%          35.00%
  Joint Return:             $0       -    $14,601     -     $59,401      -    $119,951     -   $182,801    -     Over
                         $14,600          $59,400         ------------      -------------     ----------      ----------
                                                            $119,950          $182,800         $326,450        $326,450
  Single Return:            $0       -    $7,301      -     $29,701      -     $71,951     -   $150,151    -     Over
                       ------------     -----------       ------------      -------------     ----------      ----------
                          $7,300          $29,700           $71,950           $150,150         $326,450        $326,450
 Tax-Exempt Yield                                          Taxable Yield Equivalent
      0.50%               0.56%            0.59%             0.67%              0.69%           0.75%           0.77%
      1.00%               1.11%            1.18%             1.33%              1.39%           1.49%           1.54%
      1.50%               1.67%            1.76%             2.00%              2.08%           2.24%           2.31%
      2.00%               2.22%            2.35%             2.67%              2.78%           2.99%           3.08%
      2.50%               2.78%            2.94%             3.33%              3.47%           3.73%           3.85%
      3.00%               3.33%            3.53%             4.00%              4.17%           4.48%           4.62%
      3.50%               3.89%            4.12%             4.67%              4.86%           5.22%           5.38%
      4.00%               4.44%            4.71%             5.33%              5.56%           5.97%           6.15%
      4.50%               5.00%            5.29%             6.00%              6.25%           6.72%           6.92%
      5.00%               5.56%            5.88%             6.67%              6.94%           7.46%           7.69%
      5.50%               6.11%            6.47%             7.33%              7.64%           8.21%           8.46%
      6.00%               6.67%            7.06%             8.00%              8.33%           8.96%           9.23%
      6.50%               7.22%            7.65%             8.67%              9.03%           9.70%           10.00%
      7.00%               7.78%            8.24%             9.33%              9.72%           10.45%          10.77%
      7.50%               8.33%            8.82%             10.00%            10.42%           11.19%          11.54%
      8.00%               8.89%            9.41%             10.67%            11.11%           11.94%          12.31%
      8.50%               9.44%           10.00%             11.33%            11.81%           12.69%          13.08%
      9.00%               10.00%          10.59%             12.00%            12.50%           13.43%          13.85%
      9.50%               10.56%          11.18%             12.67%            13.19%           14.18%          14.62%
      10.00%              11.11%          11.76%             13.33%            13.89%           14.93%          15.38%
      10.50%              11.67%          12.35%             14.00%            14.58%           15.67%          16.15%
      11.00%              12.22%          12.94%             14.67%            15.28%           16.42%          16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
------------------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers 1-Year Municipal Bond Index
The Lehman Brothers 1-Year Municipal Bond Index is a total return benchmark designed for tax-exempt assets. The index includes bonds that have a minimum credit rating of at least Baa, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of one to two years, and have been issued after December 31,1990. Indexes are unmanaged and investments cannot be made directly in an index.

Lipper Tax-Exempt Money Market Funds Classification Average
Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.
Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion,
$24.4 billion and $58.9 million.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson,
CFA, for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money
Market Funds.

FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended September 30,
2005 are incorporated herein by reference to the Annual Report to
Shareholders of Federated Municipal Ultrashort Fund dated September 30, 2005.


INVESTMENT RATINGS

STANDARD AND POOR'S (S&P) LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE (MOODY'S) LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

MOODY'S COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.  These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.  .

b--Very Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.  .

ccc, cc, c--Extremely Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus)
to indicate whether credit quality is near the top or bottom of a category.
A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public
Data modifier ("pd") which indicates that a company does not subscribe to
A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.


ADDRESSES

FEDERATED MUNICIPAL ULTRASHORT FUND

Institutional Shares

Class A Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Serivces, Inc.
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
FT Interactive Data
Reuters

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper
Morningstar
Morningstar Associates
NASDAQ
Value Line
Wiesenberger/Thompson Financial

OTHER
Investment Company Institute


PART C.  OTHER INFORMATION.

Item 22.  Exhibits

(a)      (i)        Conformed copy of Articles of Incorporation of
                    the Registrant; (1)
         (ii)       Conformed copy of Amendment No. 1 to the Articles of
                    Incorporation of the Registrant; (12)
         (iii)      Conformed copy of Amendment No. 2 to the Articles of
                    Incorporation of the Registrant; (12)
         (iv)       Conformed copy of Amendment No. 3 to the Articles of
                    Incorporation of the Registrant; (12)
         (v)        Conformed copy of Amendment No.4 to the
                    Articles of Incorporation of the Registrant; (12)
         (vi)       Conformed copy of Amendment No. 5 to the
                    Articles of Incorporation of the Registrant; (12)
         (vii)      Conformed copy of Amendment No. 6 to the
                    Articles of Incorporation of the
                    Registrant; (21)
         (viii)     Conformed copy of Amendment No. 7 to the
                    Articles of Incorporation of the
                    Registrant; (21)
         (ix)       Conformed copy of Amendment No. 8 to the
                    Articles of Incorporation of the
                    Registrant; (22)
         (x)        Conformed copy of Amendment No. 9 to the
                    Articles of Incorporation of the
                    Registrant; (22)
         (xi)       Conformed copy of Amendment No. 10 to the
                    Articles of Incorporation of the
                    Registrant; (22)
         (xii)      Conformed copy of Amendment No. 11 to the
                    Articles of Incorporation of the
                    Registrant; (22)
         (xiii)     Conformed copy of Amendment No. 12 to the
                    Articles of Incorporation of the
                    Registrant; (22)
         (xiv)      Conformed copy of Amendment No. 13 to the
                    Articles of Incorporation of the
                    Registrant; (22)
         (xv)       Conformed copy of Amendment No. 14 to the
                    Articles of Incorporation of the
                    Registrant; (22)
         (xvi)      Conformed copy of Amendment No. 15 to the
                    Articles of Incorporation of the
                    Registrant; (22)
         (xvii)     Conformed copy of Amendment No. 16 to the
                    Articles of Incorporation of the
                    Registrant; (23)
         (xviii)    Conformed copy of Amendment No. 17 to the
                    Articles of Incorporation of the
                    Registrant; (23)
(b)      (i)        Copy of By-Laws of the Registrant; (1)
         (ii)       Copy of Amendment No. 1 to the By-Laws of the Registrant;
                    (21)
         (iii)      Copy of Amendment No. 2 to the By-Laws of the Registrant;
                    (21)
         (iv)       Copy of Amendment No. 3 to the By-Laws of the Registrant;
                    (21)
         (v)        Copy of Amendment No. 4 to the By-Laws of the Registrant;
                    (21)
         (vi)       Copy of Amendment No. 5 to the By-Laws of the Registrant;
                    (26)
         (vii)      Copy of Amendment No. 6 to the By-Laws of the Registrant;
                    (27)
         (viii)     Copy of Amendment No. 7 to the By-Laws of the Registrant;
                    (29)
         (ix)       Copy of Amendment No. 8 to the By-Laws of the Registrant;
                    (+)
(c)      (i)        Copy of Specimen Certificate for
                    Shares of Beneficial Interest of the
                    Registrant; (1)
         (ii)       Federated Limited Term Fund-Class A Shares
                    and Class F Shares; (18)
         (iii)      Federated Limited Term Municipal Fund -
                    Class A Shares and Class F Shares; (18)
         (iv)       Federated Strategic Income Fund - Class A
                    Shares, Class B Shares, Class C Shares and
                    Class F Shares; (18)
(d)      (i)        Conformed copy of Investment Advisory
                    Contract of the Registrant; (7)
         (ii)       Conformed copy of Exhibit A to Investment
                    Advisory Contract of the Registrant; (7)
         (iii)      Conformed copy of Exhibit B to Investment
                    Advisory Contract of the Registrant; (7)
         (iii)      Conformed copy of Exhibit C to Investment
                    Advisory Contract of the Registrant; (12)
         (iv)       Conformed copy of Exhibit D to Investment
                    Advisory Contract of the Registrant; (9)
         (v)        Conformed copy of Exhibit E to Investment
                    Advisory Contract of the Registrant; (10)
         (vi)       Conformed copy of Exhibit F to Investment
                    Advisory Contract of the Registrant; (23)
         (viii)     Conformed copy of Limited Power of
                    Attorney to Investment Advisory Contract
                    of the Registrant; (23)
         (ix)       Conformed copy of Amendment to Investment
                    Advisory Contract between the registrant
                    and Federated Investment Management Company; (24)
(e)      (i)        Conformed copy of Distributor's
                    Contract of the Registrant through and
                    including Exhibits A-I; (14)
         (ii)       Conformed copy of Exhibit J to
                    Distributor's Contract of the Registrant; (18)
         (iii)      Conformed copy of Distributor's Contract
                    of the Registrant (Class B Shares); (20)
         (iv)       Conformed copy of Exhibit K to
                    Distributor's Contract of the Registrant; (23)
         (v)        Conformed copy of Exhibit L to
                    Distributor's Contract of the Registrant; (23)
         (vi)       The Registrant hereby incorporates the
                    conformed copy of the specimen Mutual
                    Funds Sales and Service Agreement; Mutual
                    Funds Service Agreement; and Plan
                    Trustee/Mutual Funds Service Agreement
                    from Item 24(b)(6)(ii)-(iv) of the Cash
                    Trust Series II Registration Statement on
                    Form N-1A, filed with the Commission on
                    July 24, 1995. (Files Nos. 33-38550 and 811-6269)
         (vii)      Conformed copy of Amendment to
                    Distributor's Contract between Federated
                    funds with Class B Shares and Federated
                    Securities Corp.; (24)
         (viii)     Amendment to Distributor's Contract
                    between Federated Fixed Income Securities,
                    Inc. and Federated Securities Corp.; (27)
(f)                 Not applicable;
(g)      (i)        Conformed copy of Custodian Agreement
                    of the Registrant; (17)
         (ii)       Conformed copy of Custodian Fee Schedule; (19)
(h)      (i)        The Registrant hereby incorporates the
                    conformed copy of Transfer Agency and
                    Service Agreement between the Federated
                    Funds and State Street Bank and Trust
                    Company from Item 23(h)(ix)of the
                    Federated Total Return Government Bond
                    Fund Registration Statement on Form N-1A,
                    filed with the Commission on April 28,
                    2005. (File Nos. 33-60411 and 811-07309);
         (ii)       The Registrant hereby incorporates the
                    conformed copy of Amendment No. 2 to the
                    Amended & Restated Agreement for Fund
                    Accounting Services, Administrative
                    Services, Transfer Agency Services and
                    Custody Services Procurement from Item 23
                    (h)(v) of the Federated U.S. Government
                    Securities: 2-5 Years Registration
                    Statement on Form N-1A, filed with the
                    Commission on March 30, 2004. (File Nos.
                    2-75769 and 811-3387);
         (iii)      The Registrant hereby incorporates the
                    conformed copy of Amendment No. 3 to the
                    Amended & Restated Agreement for Fund
                    Accounting Services, Administrative
                    Services, Transfer Agency Services and
                    Custody Services Procurement from Item 23
                    (h)(v) of the Federated U.S. Government
                    Securities: 2-5 Years Registration
                    Statement on Form N-1A, filed with the
                    Commission on March 30, 2004. (File Nos.
                    2-75769 and 811-3387);
         (iv)       The Registrant hereby incorporates by
                    reference the conformed copy of the
                    Agreement for Administrative Services,
                    with Exhibit 1 and Amendments 1 and 2
                    attached, between Federated Administrative
                    Services and the Registrant from Item
                    23(h)(iv)of the Federated Total Return
                    Series, Inc. Registration Statement on
                    Form N-1A, filed with the Commission on
                    November 29, 2004. (File Nos. 33-50773 and
                    811-7115);
         (v)        Conformed copy of Principal Shareholder
                    Servicer's Agreement (Class B Shares);
                    (20)
         (vi)       Conformed copy of Shareholder Services
                    Agreement (Class B Shares); (20)
         (vii)      The responses described in Item 22 (e)(vi)
                    are hereby incorporated by reference.
         (viii)     On behalf of Federated Strategic Income
                    Fund, the Registrant hereby incorporates
                    the conformed copy of the Shareholder
                    Services Sub-Contract between Fidelity and
                    Federated Shareholder Services from Item
                    24(b)(9)(iii) of the Federated GNMA Trust
                    Registration Statement on Form N-1A filed
                    with the Commission on March 25, 1996.
                    (File Nos. 2-75670 and 811-3375);
         (ix)       Amendment to Agreement for Fund Accounting
                    Services, Administrative Services,
                    Transfer Agency Services, and Custody
                    Services Procurement between Federated
                    Investment Companies and Federated
                    Services Company; (24)
         (x)        The Registrant hereby incorporates the
                    conformed copy of the Second Amended and
                    Restated Services Agreement, with attached
                    Schedule 1 revised 6/30/04, from Item
                    (h)(vii) of the Cash Trust Series, Inc.
                    Registration Statement on Form N-1A, filed
                    with the Commission on July 29, 2004.
                    (File Nos. 33-29838 and 811-5843)
         (xi)       The Registrant hereby incorporates the
                    conformed copy of the Financial
                    Administration and Accounting Services
                    Agreement, with attached Exhibit A revised
                    6/30/04, from Item (h)(viii) of the Cash
                    Trust Series, Inc. Registration Statement
                    on Form N-1A, filed with the Commission on
                    July 29, 2004. (File Nos. 33-29838 and
                    811-5843)
(i)                 Conformed copy of Opinion and Consent of
                    Counsel as to the legality of shares being
                    registered; (15)
(j)                 Conformed copy of Consent of Independent Registered Public
                    Accounting Firm; (+)
(k)                 Not applicable.
(l)                 Conformed copy of Initial Capital Understanding; (2) (m)
         (i)        Conformed copy of Distribution Plan including Exhibits A
                    through E; (29)
         (ii)       The responses described in Item 22 (e)(vi)
                    are hereby incorporated by reference.
         (iii)      Conformed copy of Exhibit 1 and Schedule A
                    of the Distribution Plan for the
                    Registrant's Class B Shares; (20)
(n)      (i)        The Registrant hereby incorporates the
                    Copy of the Multiple Class Plan and
                    attached Exhibits from Item (n) of the
                    Federated Income Trust Registration
                    Statement on Form N-1A, filed with the
                    Commission on March 31, 2005. (File Nos.
                    2-75366 and 811-3352)
(o)      (i)        Conformed copy of Power of Attorney of the
                    Registrant; (25)
         (ii)       Conformed copy of Power of
                    Attorney of the Chief Investment
                    Officer of the Registrant; (23)
(p)                 The Registrant hereby incorporates the
                    conformed copy of the Code of Ethics for
                    Access Persons from Item 23(p) of the
                    Money Market Obligations Trust
                    Registration Statement on Form N-1A filed
                    with the Commission on February 26, 2004.
                    (File Nos. 33-31602 and 811-5950).
         (i)        The Registrant hereby incorporates the conformed
                    copy of the Federated Investors, Inc. Code of Ethics for
                    Access Persons, effective 1/1/2005, from Item 23(p) of the
                    Money Market Obligations Trust Registration Statement on
                    Form N-1A, filed with the Commission on February 25, 2005.
                    (File Nos. 33-31602 and 811-5950);
  ------------------------------

   + All exhibits are being electronically filed.

1.       Response is incorporated by reference to Registrant's Initial
         Registration Statement on Form N-1A filed October 23, 1991. (File Nos.
         33-43472 and 811-6447)
2.       Response is incorporated by reference to Registrant's Pre-Effective
         Amendment No. 1 on Form N-1A filed December 19, 1991. (File Nos.
         33-43472 and 811-6447)
7.       Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 5 on Form N-1A filed October 21, 1993. (File Nos. 33-
         43472 and 811-6447)
9.       Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 7 on Form N-1A filed December 14, 1993. (File Nos. 33-
         43472 and 811-6447)
10.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 11 on Form N-1A filed April 4, 1994. (File Nos. 33- 43472 and 811-6447)
12.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 12 on Form N-1A filed July 26, 1994. (File Nos. 33-43472 and 811-6447)
14.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 13 on Form N-1A filed September 21, 1994. File Nos.
         33-43472 and 811-6447)
15.      Response is incorporated by reference to Registrant's Pre-Effective
         Amendment No. 15 on Form N-1A filed January 27, 1995. (File Nos.
         33-43472 and 811-6447)
17.      Response is incorporated by reference to Registrant's Post- Effective
         Amendment No. 18 on Form N-1A filed
         January 26, 1996.  (File Nos. 33- 43472 and 811-6447)
18.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 20 on Form N-1A filed January 28, 1997. (File Nos.
         33-43472 and 811-6447)
19.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 21 on Form N-1A filed November 25, 1997. (File Nos. 33-
         43472 and 811-6447)
20.      Response is incorporated by reference to Registrant's Pre-Effective
         Amendment No. 22 on Form N-1A filed January 28, 1998. (File Nos.
         33-43472 and 811-6447)
21.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 23 on Form N-1A filed December 1, 1998. (File Nos.
         33-43472 and 811-6447)
22.      Response is incorporated by reference to Registrant's Post Effective
         Amendment No. 25 on Form N-1A filed January 28, 2000. (File Nos.
         33-43472 and 811-6447)
23.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 27 on Form N-1A filed January 31, 2001. (File Nos.
         33-43472 and 811-6447)
24.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 28 on Form N-1A filed November 26, 2001. (File Nos.
         33-43472 and 811-6447)
25.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 30 on Form N-1A filed November 25, 2002. (File Nos.
         33-43472 and 811-6447)
26.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 31 on Form N-1A filed January 29, 2003. (File Nos.
         33-43472 and 811-6447)
27.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 32 on Form N-1A filed November 26, 2003. (File Nos.
         33-43472 and 811-6447)
28.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 35 on Form N-1A filed January 2, 2004. (File Nos.
         33-43472 and 811-6447)
29.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 36 on Form N-1A filed November 18, 2004. (File Nos.
         33-43472 and 811-6447)

Item 23.          Persons Controlled by or Under Common Control with Registrant:
                  --------------------------------------------------------------

                  None

Item 24.          Indemnification: (2)

Item 25.          Business and Other Connections of Investment Adviser:
                  ----------------------------------------------------

                  For a description  of the other  business of the  investment adviser, see the section entitled "Who Manages the Fund?" in
                  Part A. The  affiliations  with the Registrant of two of the
                  Trustees and two of the Officers of the  investment  adviser are included in Part B of this Registration  Statement under
                  "Who  Manages  and  Provides  Services  to  the  Fund?"  The
                  remaining   Trustees  of  the  investment  adviser  and,  in
                  parentheses,  their  principal  occupations  are:  Thomas R.
                  Donahue,  (Chief  Financial  Officer,  Federated  Investors,
                  Inc.), 1001 Liberty Avenue,  Pittsburgh,  PA, 15222-3779 and
                  Mark D.  Olson (a  principal  of the firm,  Mark D.  Olson &
                  Company,  L.L.C.  and  Partner,  Wilson,  Halbrook & Bayard,
                  P.A.), 800 Delaware Avenue,  P.O. Box 2305,  Wilmington,  DE
                  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                           Keith M. Schappert

Vice Chairman:                         William D. Dawson, III

Senior Vice Presidents:                J. Scott Albrecht
                                       Joseph M. Balestrino
                                       Jonathan C. Conley
                                       Deborah A. Cunningham
                                       Mark E. Durbiano
                                       Donald T. Ellenberger
                                       Susan R. Hill
                                       Robert M. Kowit
                                       Jeffrey A. Kozemchak
                                       Mary Jo Ochson
                                       Robert J. Ostrowski
                                       Richard Tito

Vice Presidents:                       Todd A. Abraham
                                       Randall S. Bauer
                                       Nancy J.Belz
                                       G. Andrew Bonnewell
                                       Lee R. Cunningham, II
                                       B. Anthony Delserone,Jr.
                                       Eamonn G. Folan
                                       Richard J. Gallo
                                       John T. Gentry
                                       Patricia L. Heagy
                                       William R. Jamison
                                       Nathan H. Kehm
                                       John C. Kerber
                                       J. Andrew Kirschler
                                       Marian R. Marinack
                                       Kevin McCloskey
                                       Natalie F. Metz
                                       Thomas J. Mitchell
                                       Joseph M. Natoli
                                       Mary Kay Pavuk
                                       Jeffrey A. Petro
                                       Ihab L. Salib
                                       Roberto Sanchez-Dahl, Sr.
                                       John Sidawi
                                       Michael W. Sirianni, Jr.
                                       Christopher Smith
                                       Timothy G.  Trebilcock
                                       Paolo H. Valle
                                       Stephen J. Wagner
                                       Paige M. Wilhelm
                                       George B. Wright

Assistant Vice Presidents:             Lori Andrews
                                       Hanan Callas
                                       Jerome Conner
                                       James R. Crea, Jr.
                                       Karol M. Crummie
                                       Richard Cumberledge
                                       Kathyrn P. Glass
                                       James Grant
                                       Tracey L. Lusk
                                       Ann Manley
                                       Karl Mocharko
                                       Gene Neavin
                                       Bob Nolte
                                       Liam O'Connell
                                       Rae Ann Rice
                                       Brian Ruffner
                                       Kyle D. Stewart
                                       Mary Ellen Tesla
                                       Nichlas S. Tripodes
                                       Mark Weiss

Secretary:                             G. Andrew Bonnewell

Treasurer:                             Thomas R. Donahue

Assistant Treasurer:                   Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
                  Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 26.          Principal Underwriters:

                  (a)      Federated Securities Corp. the Distributor for shares
                           of the Registrant, acts as principal underwriter for
                           the following open-end investment companies,
                           including the Registrant:

                           Cash Trust Series, Inc.; Cash Trust Series II;
                           Federated Adjustable Rate Securities Fund; Federated
                           American Leaders Fund, Inc.; Federated Core Trust;
                           Federated Core Trust II, L.P.; Federated Equity
                           Funds; Federated Equity Income Fund, Inc.; Federated
                           Fixed Income Securities, Inc.; Federated GNMA Trust;
                           Federated Government Income Securities, Inc.;
                           Federated High Income Bond Fund, Inc.; Federated High
                           Yield Municipal Income Fund; Federated High Yield
                           Trust; Federated Income Securities Trust; Federated
                           Income Trust; Federated Index Trust; Federated
                           Institutional Trust; Federated Insurance Series;
                           Federated Intermediate Government Fund, Inc.
                           Federated International Series, Inc.; Federated
                           Investment Series Funds, Inc.; Federated Managed
                           Allocation Portfolios; Federated Municipal High Yield
                           Advantage Fund, Inc.; Federated Municipal Securities
                           Fund, Inc.; Federated Municipal Securities Income
                           Trust; Federated Premier Intermediate Municipal
                           Income Fund; Federated Premier Municipal Income Fund;
                           Federated Short-Term Municipal Trust; Federated Stock
                           and Bond Fund, Inc.; Federated Stock Trust; Federated
                           Total Return Government Bond Fund; Federated Total
                           Return Series, Inc.; Federated U.S. Government Bond
                           Fund; Federated U.S. Government Securities Fund: 1-3
                           Years; Federated U.S. Government Securities Fund: 2-5
                           Years; Federated World Investment Series, Inc.;
                           Intermediate Municipal Trust; Edward Jones Money
                           Market Fund and Money Market Obligations Trust.

             (b)

              (1)                     (2)                            (3)
Positions and Offices                                      Positions and Offices
  With Distributor                    Name                       With Registrant
---------------------        -----------------            ----------------------

Chairman:                    Richard B. Fisher                    Vice Chairman

President-Institutional
Sales and Director:          John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:      Thomas R. Donahue

President-Broker/Dealer
And Director:                James F. Getz

Vice President, Assistant
Secretary and Director:      Peter J. Germain

Treasurer and Director:      Denis McAuley III

Senior Vice Presidents:      Mark W. Bloss
                             Richard W. Boyd
                             Laura M. Deger
                             Peter W. Eisenbrandt
                             Theodore Fadool, Jr.
                             Christopher Fives
                             James S. Hamilton
                             James M. Heaton
                             Harry J. Kennedy
                             Anne H. Kruczek
                             Amy Michaliszyn
                             Keith Nixon
                             Solon A. Person, IV
                             Colin B. Starks
                             Thomas E. Territ
                             Robert F. Tousignant
                             Paul Uhlman

Vice Presidents:             Irving Anderson
                             Dan Berry
                             John B. Bohnet
                             Edward R. Bozek
                             Jane E. Broeren-Lambesis
                             Bryan Burke
                             Craig Burness
                             David J. Callahan
                             Mark Carroll
                             Dan Casey
                             Scott Charlton
                             Steven R. Cohen
                             Mary J. Combs
                             James Conely
                             Kevin J. Crenny
                             G. Michael Cullen
                             Beth C. Dell
                             Ron Dorman
                             Donald C. Edwards
                             Lee England
                             Timothy Franklin
                             Jamie Getz
                             Scott Gundersen
                             Dayna C. Haferkamp
                             Raymond J. Hanley
                             Vincent L. Harper, Jr.
                             Bruce E. Hastings
                             Christopher L. Johnston
                             Stephen Kittel
                             Michael W. Koenig
                             Ed Koontz
                             Theodore J. Kravits, Jr.
                             Christopher A. Layton
                             Michael H. Liss
                             Michael R. Manning
                             Michael Marcin
                             Martin J. McCaffrey
                             Mary A. McCaffrey
                             Richard C. Mihm
                             Chris Milliken
                             Vincent T. Morrow
                             Doris T. Muller
                             Alec H. Neilly
                             Rebecca Nelson
                             James E. Ostrowski
                             Mark Patsy
                             Thomas A. Peter III
                             Robert F. Phillips
                             Chris Randal
                             Josh Rasmussen
                             Richard A. Recker
                             Christopher Renwick
                             Diane M. Robinson
                             Brian S. Ronayne
                             Timothy A. Rosewicz
                             Thomas S. Schinabeck
                             Edward J. Segura
                             Peter Siconolfi
                             Edward L. Smith
                             John A. Staley
                             Jeffrey A. Stewart
                             Mark Strubel
                             Kevin Stutz
                             William C. Tustin
                             Michael Vahl
                             G. Walter Whalen
                             Stephen White
                             Jeff Wick
                             Patrick M. Wiethorn
                             Lewis Williams
                             Edward J. Wojnarowski
                             Michael P. Wolff

Assistant Vice Presidents:   Lisa A. Toma
                             Robert W. Bauman
                             Charles L. Davis, Jr.
                             Brian F. Palusa
                             William Rose

Secretary:                   C. Todd Gibson

Item 27.       Location of Accounts and Records:
               --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                              Reed Smith LLP
                                        Investment Management Group (IMG)
                                        Federated Investors Tower
                                        12th Floor
                                        1001 Liberty Avenue
                                        Pittsburgh, PA  15222-3779

                                        (Notices should be sent to the Agent for
                                        Services at above address)

                                        Federated Investors Funds
                                        5800 Corporate Drive
                                        Pittsburgh, PA  15237-7000

State Street Bank and                   P.O. Box 8600
Trust Company                           Boston, MA  02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company              Federated Investors Tower
("Administrator")                       1001 Liberty Avenue
                                        Pittsburgh, PA  15222-3779

Federated Investment                    Federated Investors Tower
Management Company                      1001 Liberty Avenue
("Adviser")                             Pittsburgh, PA  15222-3779

Item 28.          Management Services:      Not applicable.
                  -------------------

Item 29.          Undertakings:
                  ------------

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of
                  Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED FIXED INCOME
SECURITIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the
28th day of November 2005.

                     FEDERATED FIXED INCOME SECURITIES, INC.

                           BY: /s/ Andrew P. Cross
                           Andrew P. Cross, Assistant Secretary
                           November 28, 2005

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

               NAME                      TITLE                        DATE
               ----                      -----                        ----

By:   /s/Andrew P. Cross        Attorney In Fact               November 28, 2005
      Andrew P. Cross           For the Persons
      ASSISTANT SECRETARY       Listed Below

      NAME                         TITLE
      ----                         -----

John F. Donahue*                Chairman and Director

Richard B. Fisher*              Vice Chairman

J.                              Christopher Donahue* President
                                and Director (Principal
                                Executive Officer)

John W. McGonigle*              Executive Vice President and  Secretary

Richard J. Thomas*              Treasurer
                                (Principal Financial Officer)

Thomas G. Bigley*               Director

John T. Conroy, Jr.*            Director

Nicholas P. Constantakis*       Director

John F. Cunningham*             Director

Lawrence D. Ellis, M.D.*        Director

Peter E. Madden*                Director

Charles F. Mansfield, Jr.*      Director

John E. Murray, Jr.*            Director

Marjorie P. Smuts*              Director

John S. Walsh*                  Director
* By Power of Attorney